Note 15 - Investments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Investments [Text Block]
(US dollars in thousands)	% Owned	2018	2017	2016
Innovative Solar Ventures I, LLC	50%	14,147	-	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	10,529	-
US-NC-47 Sponsor Partner, LLC	10%	-	7,531	-
Total		14,147	18,060	-

Disclosure of joint ventures [text block]
(US dollars in thousands)	2018	2017	2016
Current assets	13,617	-	-
Non-current assets	819	-	-
Net assets	24,482	-	-
(US dollars in thousands)	2018	2017	2016
Opening net assets	-	-	-
Initial investment	29,808	-	-
Commission credit	(1,514)	-	-
Net assets	28,294	-	-
VivoPower share in %	50%	-	-
VivoPower share in $ (US dollars in thousands)	14,147	-	-